Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2023 shares $ / shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares			11,960		23,055
Total options outstanding, Weighted average exercise price			$ 87		$ 113.01
Options exercisable, Number | shares			11,960		23,055
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			$ 87
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			$ 87
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	2,725	2,725	60,052	2,725	128,398
Total options outstanding, Weighted average exercise price	$ 51.2	$ 51.2	$ 66.44		$ 85.8
Options exercisable, Number | shares	2,725	2,725	60,052	2,725	128,398
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 51.2		$ 68.8
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 51.2		$ 68.8
U.S. Share Options [Member] | 51.20 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 51.2
Total options outstanding, Number | shares	2,725	2,725		2,725
Total options outstanding, Weighted average exercise price				$ 51.2
Total options outstanding, Weighted average remaining contractual life (years)	1 month 24 days	1 month 24 days
Options exercisable, Number | shares	2,725	2,725		2,725
Options exercisable, Weighted average exercise price				$ 51.2